COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2021
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 6. COMMITMENTS AND CONTINGENCIES
Risks and Uncertainties
Management continues to evaluate the impact of the COVID-19 pandemic and has concluded that while it is reasonably possible that the virus could have a negative effect on the Company’s financial position, results of its operations and/or search for a target company, the specific impact is not readily determinable as of the date of these financial statements. The financial statements do not include any adjustments that might result from the outcome of this uncertainty.
Registration Rights
Pursuant to a registration rights agreement entered into on February 11, 2021, the holders of the Founder Shares, Private Placement Warrants and any warrants that may be issued upon conversion of Working Capital Loans (and any ordinary shares issuable upon the exercise of the Private Placement Warrants or warrants issued upon conversion of the Working Capital Loans and upon conversion of the Founder Shares) are entitled to registration rights pursuant to a registration rights agreement to be signed prior to or on the effective date of the Initial Public Offering requiring the Company to register such securities for resale. The holders of these securities will be entitled to make up to three demands, excluding short form demands, that the Company register such securities. In addition, the holders have certain “piggy-back” registration rights with respect to registration statements filed subsequent to the completion of a Business Combination and rights to require the Company to register for resale such securities pursuant to Rule 415 under the Securities Act. However, the registration rights agreement provides that the Company will not permit any registration statement filed under the Securities Act to become effective until termination of the applicable lockup period. The Company will bear the expenses incurred in connection with the filing of any such registration statements.
Underwriting Agreement
The Company granted the underwriters a 45-day option from the date of the Initial Public Offering to purchase up to 2,625,000 additional Units to cover over-allotments, if any, at the Initial Public Offering price less the underwriting discounts and commissions. As a result of the underwriters’ election to partially exercise the over-allotment option, the underwriters’ purchased an additional 2,500,000 Units and forfeited their option to purchase an additional 125,000 Units.
The underwriters are entitled to a deferred fee of $0.35 per Unit, or $7,000,000 in the aggregate. The deferred fee will become payable to the underwriters from the amounts held in the Trust Account solely in the event that the Company completes a Business Combination, subject to the terms of the underwriting agreement.
Merger Agreement
On November 8, 2021, Tuatara Capital Acquisition Corporation (“TCAC”) entered into an Agreement and Plan of Merger (as it may be amended, supplemented or otherwise modified from time to time, the “Merger Agreement”), by and among TCAC, HighJump Merger Sub, Inc., a Delaware corporation (“Merger Sub”), and SpringBig, Inc., a Delaware corporation (“SpringBig”).
The Merger Agreement provides for, among other things, the following transactions on or prior to the closing date: (i) TCAC will become a Delaware corporation (the “Domestication”) and, in connection with the Domestication, (A) TCAC’s name will be changed as mutually agreed to between the parties, (B) each then-issued and outstanding TCAC Class A Ordinary Share will convert automatically, on a one-for-one basis, into one share of common stock of TCAC (the “New SpringBig Common Stock”), (C) each then-issued and outstanding TCAC Class B Ordinary Share will convert automatically, on a one-for-one basis, into one share of New SpringBig Common Stock, and (D) each then-issued and outstanding common warrant of TCAC will convert automatically, on a one-for-one basis, into a warrant to purchase one share of New SpringBig Common Stock; and (ii) following the Domestication, Merger Sub will merge with and into SpringBig, with SpringBig as the surviving company in the merger and, after giving effect to such merger, continuing as a wholly-owned subsidiary of TCAC (the “Merger”).
The Business Combination is expected to close in mid-2022, following the receipt of the required approval by TCAC’s shareholders, required regulatory approvals and the fulfillment of other customary closing conditions.
In accordance with the terms and subject to the conditions of the Merger Agreement, based on an implied equity value of $245 million, (i) each share of SpringBig common stock (other than dissenting shares) will be canceled and converted into the right to receive the applicable portion of the merger consideration comprised of New SpringBig Common Stock, as determined in the Merger Agreement (the “Share Conversion Ratio”), and (ii) vested and unvested options of SpringBig outstanding and unexercised immediately prior to the effective time of the Merger will convert into comparable options that are exercisable for shares of New SpringBig Common Stock, with a value determined in accordance with the Share Conversion Ratio.
As part of the aggregate consideration payable to the SpringBig’s securityholders pursuant to the Merger Agreement, holders of SpringBig’s common stock (including those holders of converted preferred stock of SpringBig) and holders of options of SpringBig’s common stock will also have the right to receive their pro rata portion of up to an aggregate of 9,000,000 shares of New SpringBig Common Stock (“Contingent Shares”) if any of the following stock price conditions are met: (i) 5,500,000 Contingent Shares if the closing price of New SpringBig Common Stock equals or exceeds $12.00 per share (as adjusted for share splits, share dividends, reorganizations, and recapitalizations) on any twenty (20) trading days in a thirty (30)-trading-day period at any time after the closing date and by the third anniversary of the closing date; (ii) 2,250,000 Contingent Shares if the closing price of New SpringBig Common Stock equals or exceeds $15.00 per share (as adjusted for share splits, share dividends, reorganizations, and recapitalizations) on any twenty (20) trading days in a thirty (30)-trading-day period at any time after the closing date and by the third anniversary of the closing date; and (iii) 1,250,000 Contingent Shares if the closing price of the New SpringBig Common Stock equals or exceeds $18.00 per share (as adjusted for share splits, share dividends, reorganizations, and recapitalizations) on any twenty (20) trading days in a thirty (30)-trading-day period at any time after the closing date and by the third anniversary of the closing date.
PIPE Financing (Private Placement)
In connection with the signing of the Merger Agreement, TCAC entered into subscription agreements (the “Subscription Agreements”) with certain investors (the “PIPE Investors”). Pursuant to the Subscription Agreements, the PIPE Investors agreed to subscribe for and purchase, and TCAC agreed to issue and sell to such investors, on the closing date, an aggregate of 1,310,000 shares of New SpringBig Common Stock for a purchase price of $10.00 per share, for aggregate gross proceeds of $13,100,000 (the “PIPE Financing”).
Advisory Service Agreement
On August 12, 2021 TCAC entered into an agreement (the “Agreement”) with Cantor Fitzgerald & Co. (“CF&CO) to act as a capital markets advisor in connection with the proposed business combination (the “Business Combination”) with SpringBig, Inc. CF&CO acknowledges that the Company may engage additional advisors in the same capacity (together with CF&CO, the “Capital Markets Advisors”), provided that CF&CO will be the “lead” capital markets advisor and CF&CO shall not be responsible for the actions or inactions of any other capital markets advisor. In consideration of our services pursuant to this Agreement, the Company agrees to pay CF&CO a fee of $5,000,000 (the “Advisory Fee”) upon the consummation of the Business Combination (“Closing”). $2,000,000 of the Advisory Fee shall be payable in cash, and the remainder of the Advisory Fee (“Redemption Dependent Portion”) payable in cash and common stock of the Company (“Common Stock”), with the portions of each to depend on the final amount of redemptions from the Company’s trust account established for the benefit of the Company’s public stockholders (the “Trust Account”) in connection with the Business Combination.
Subsequently to the Agreement, on February 1, 2022, TCAC entered into a second agreement (“Second Agreement”) with Cantor Fitzgerald & Co. (“CF&CO) to receive one or more financing(s) through the private placement, offering or other sale of equity instruments in any form, including, without limitation, (i) equity instruments in any form, including, without limitation, preferred or common equity, or instruments convertible into preferred or common equity or other related forms of interests or capital of the Company in one or a series of transactions (an “Equity Financing”) and (ii) debt in any form, including, but not limited to, bank debt, high yield debt or mezzanine debt, notes, bonds, debentures or other debt securities, of the Company in one transaction or a series of transactions (a “Debt Financing” and any Equity Financing or Debt Financing, (a “Financing”), in the cases of (i) and (ii), in connection with the business combination contemplated by the Agreement and Plan of Merger between the Company and SpringBig, Inc., dated as of November 8, 2021 (the “Business Combination,” and such agreement, the “Merger Agreement”). The Company hereby engages CF&CO to act as the Company’s financial advisor, placement agent and arranger in connection with any Financing for the Business Combination. In consideration of our services pursuant to this Second Agreement, the Company agrees to pay CF&CO the following compensation:
(a)
Upon the closing of any Financing (which is contemplated to fund and close concurrently with the closing of the Business Combination), the Company shall pay to CF&CO a non-refundable cash fee equal to 4% of the aggregate maximum gross proceeds received or receivable in connection with such Financing, including, without limitation, aggregate amounts committed by investors to purchase securities, whether or not all securities are issued on the closing date of the Equity Financing.

(b)	In no event shall the aggregate amount of the fees payable to CF&CO pursuant to this section 3 be less than $1,500,000.
(c)	The fees payable pursuant to this section 3 shall be in addition to any other fees that the Company may be required to pay directly to any prospective investor to secure its financing commitment.
(d)
For the avoidance of doubt, if the structure of a Financing contemplates multiple issuances, financing availability that is contingent upon the occurrence of some future event or any other delayed consideration structure, such Financing shall be considered a single Financing, and not multiple Financings, and all fees payable pursuant to this section 3 for such Financing shall be payable in full on the closing date of such Financing.

(e)
All fees payable hereunder will be payable in U.S. dollars in immediately available funds to CF&CO for its own account, or as directed by it, free and clear of and without deduction for any and all present or future applicable taxes, levies, imposts, deductions, charges or withholdings and all liabilities with respect thereto (with appropriate gross-up for withholding taxes) and will not be subject to reduction by way of setoff or counterclaim. Once paid, no fee will be refundable under any circumstances.